Risk and Capital Management (Details 14) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial guarantees	R$ 91,779	R$ 82,910
Commitments to be released	405,244	391,015
Letters of credit to be released	47,354	45,773
Contractual commitments-Fixed assets and Intangible	3	3
Total	544,380	519,701
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial guarantees	2,987	3,742
Commitments to be released	161,822	151,235
Letters of credit to be released	47,354	45,773
Total	212,163	200,750
Thirty one to three hundred and sixty five days due [Member]
IfrsStatementLineItems [Line Items]
Financial guarantees	31,548	28,530
Commitments to be released	50,552	35,605
Contractual commitments-Fixed assets and Intangible		3
Total	82,100	64,138
Three hundred and sixty six to seven hundred and twenty days due [Member]
IfrsStatementLineItems [Line Items]
Financial guarantees	12,731	11,046
Commitments to be released	20,386	18,541
Total	33,117	29,587
Over seven hundred and twenty days due [Member]
IfrsStatementLineItems [Line Items]
Financial guarantees	44,513	39,592
Commitments to be released	172,484	185,634
Contractual commitments-Fixed assets and Intangible	3
Total	R$ 217,000	R$ 225,226